                     Pacific Mutual Life Insurance Company
                            700 Newport Center Drive
                                 P.O. Box 9000
                             Newport Beach, CA 92660
                            Telephone (714) 640-3852


February 28, 1996


Pacific Mutual Life Insurance Company
Post Office Box 9000
700 Newport Center Drive
Newport Beach, California 92660

Dear Sirs:

In my capacity as Vice President and Investment Counsel of Pacific Mutual Life Insurance Company ("Pacific Mutual"), I am familiar with the Pacific Select Exec Separate Account of Pacific Mutual Life Insurance Company ("Separate Account"), which is a separate account for assets applicable to Pacific Select Exec and Pacific Select Choice variable life insurance policies ("Policies") issued by Pacific Mutual.

I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

The issuance and sale of interests in the Separate Account under the Policies during the Separate Account's fiscal year ending December 31, 1995 represent the following amounts allocated to the Variable Accounts:

     VARIABLE ACCOUNT              AMOUNT
     ----------------              ------

     MONEY MARKET                  $102,194,699
     MANAGED BOND                    22,645,438
     GOVERNMENT SECURITIES            4,807,612
     HIGH YIELD BOND                 12,926,161
     GROWTH                          55,672,503
     EQUITY INCOME                   29,407,673
     MULTI-STRATEGY                  19,916,982
     INTERNATIONAL                   42,394,136
     EQUITY INDEX                    29,355,345
     GROWTH LT                       45,689,568
                                   ------------
                            TOTAL: $365,010,117
                                   ============

Pacific Mutual Life Insurance Company
February 28, 1996
Page 2



It is my opinion that such interests were issued in connection with Policies that constitute legal, validly issued and binding obligations of Pacific Mutual except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

I consent to the use of this letter by Pacific Mutual in connection with the Separate Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Separate Account's fiscal year ending December 31, 1995.

Very truly yours,



Sharon A. Cheever
Vice President and Investment Counsel

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

--------------------------------------------------------------------------------

  1.  Name and address of Issuer:       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                        700 NEWPORT CENTER DRIVE
                                        NEWPORT BEACH, CA 92660

--------------------------------------------------------------------------------
  2.  Name of each series or class of funds for which this notice is filed:


--------------------------------------------------------------------------------
  3.  Investment Company Act File Number:       811-5563

      Securities Act File Number:               33-21754

--------------------------------------------------------------------------------
  4.  Last day of fiscal year for which this notice is filed:

                               December 31, 1995

--------------------------------------------------------------------------------
  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

--------------------------------------------------------------------------------
  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

--------------------------------------------------------------------------------
  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     NONE

--------------------------------------------------------------------------------
  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     NONE

--------------------------------------------------------------------------------
  9.  Number and aggregate sale price of securities sold during the fiscal year:

                            SEE ATTACHED WORKSHEET

Number of securities sold not applicable as Registrant is a separate account registered as a unit investment trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               SAME AS NUMBER 9.

--------------------------------------------------------------------------------
  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

                                      N/A

--------------------------------------------------------------------------------
  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $ 365,010,117
                                                                 ------------

      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +
                                                                -------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              _ 223,305,098
                                                                -------------

      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                -------------

       (v) Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line(i), plus line (ii), less line (iii), plus        141,705,019
           line (iv)](if applicable):                           -------------


      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x      1/2900
                                                                -------------

     (vii) Fee due [line (i) or line (v) multiplied by              48,864.14
           line (vi)]:                                          =============

 Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------
  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 27, 1996

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                                  SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)    Diane N. Ledger
                                ---------------------------------------------
                                   Assistant Vice President
                                ---------------------------------------------

       Date   February 28, 1996
           ------------------------------

  Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FOR THE YEAR ENDED 12/31/95
RULE 24F-2 FEE
                           (A)                (B)                   (C)
                                                                    NET
                          TOTAL              TOTAL                 SALES
                          SALES            REDEMPTIONS         (REDEMPTIONS)
                       -----------         -----------         -------------
                                                                  (A)-(B)
Money Market           102,194,699         115,126,962          (12,932,263)
Managed Bond            22,645,438           5,651,006           16,994,432
Government Securities    4,807,612           3,329,133            1,478,479
High Yield Bond         12,926,161           7,607,923            5,318,238
Growth                  55,672,503          31,603,871           24,068,632
Equity Income           29,407,673           9,012,968           20,394,705
Multi-Strategy          19,916,982           6,659,521           13,257,461
International           42,394,136          21,411,511           20,982,625
Equity Index            29,355,345          10,854,974           18,500,371
Growth LT               45,689,568          12,047,229           33,642,339
                       -----------         -----------          -----------
     TOTAL             365,010,117         223,305,098          141,705,019
                       -----------         -----------          -----------

FEE CALCULATION:

                              EDGAR       1/29 of 1%
                              Method        Method
                            ----------    ----------
                              (a/b)          (a*b)

Sales Less Redemptions (a) 141,705,019    141,705,019
Rate                   (b)       2,900     0.00034483
                            ----------    -----------
     Filing Fee              48,863.80      48,864.14
                            ----------    -----------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.

                           ----------
AMOUNT DUE:                 48,864.14
                           ----------